LifeX 2030 Income Bucket ETF N-1A Cover	Sep. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	STONE RIDGE TRUST
Entity Central Index Key	0001559992
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 18, 2025
Prospectus Date	Sep. 19, 2025